Other Current Assets - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified			1 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 JXLDK
Other Assets and Other Liabilities [Line Items]
Receivable from executives and employees	$ 46,361	$ 46,262
Short-term investments	$ 0	$ 68,477	$ 68,000
Financial instrument maturity period			30 days